Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jul. 03, 2021	Dec. 31, 2020
Basis of Accounting, Policy
Basis of accounting
The balance sheets have been prepared in accordance with accounting principles generally accepted in the United States of America. Separate statements of income, comprehensive income, changes in stockholder’s equity, and cash flows have not been presented in the financial statements as there has been no activity.

Recent accounting pronouncements
Recent accounting pronouncements
The Company has elected to comply with
non-accelerated
public company filer effective dates of adoption. Therefore, the required effective dates for adopting new or revised accounting standards as described below are generally earlier than when emerging growth companies are required to adopt.
Accounting Pronouncements Recently Adopted
In December 2019, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update
2019-12,
Income Taxes
(ASU
2019-12),
which amended the accounting for income taxes. ASU
2019-12
eliminates certain exceptions to the guidance for income taxes related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences as well as simplifying aspects of the accounting for franchise taxes and enacted changes in tax laws or rates and clarifies the accounting for transactions that result in a step-up
in the tax basis of goodwill. The Company adopted ASU
2019-12
on January 1, 2021 and it did not have a material impact on its consolidated financial statements.

Bio Ventus LLC [Member]
Recent accounting pronouncements
Recent accounting pronouncements
The Company has elected to comply with non-accelerated public company filer effective dates of adoption. Therefore, the required effective dates for adopting new or revised accounting standards as described below are specific to non-accelerated public company filers, which are generally earlier than when emerging growth companies are required to adopt.
Accounting Pronouncements Recently Adopted
The FASB issued Accounting Standards Update 2016-13, Financial Instruments-Credit Losses (ASU 2016-13), in June 2016 that significantly changes accounting for credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. ASU 2016-13 requires that an entity measure and recognize expected credit losses for financial assets held at amortized cost and replaces the incurred loss impairment methodology in prior GAAP with a methodology that considers a broad range of information for the estimation of credit losses. The Company adopted ASU 2016-13 on January 1, 2020 prospectively and the adoption did not have a material impact on the Company’s consolidated financial statements.
In August 2018, the FASB issued Accounting
Standards
Update 2018-15, Intangibles-Goodwill and Other-Internal-Use Software (ASU 2018-15), addressing a customer’s accounting for implementation costs incurred in a cloud-computing arrangement (CCA) that is considered a service contract. Under ASU 2018-15, implementation costs for a CCA should be evaluated for capitalization using the same approach as implementation costs associated with internal-use software. The capitalized implementation costs should be expensed over the term of the hosting arrangement, which includes any reasonably certain renewal periods. Capitalized implementation costs should be assessed for impairment like long-lived assets. The Company adopted ASU 2018-15 on January 1, 2020 prospectively and it had no material impact on the Company’s consolidated financial statements.
In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (ASU 2018-13), modifying the disclosure requirements on fair value measurements and eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels and the valuation processes for Level 3 fair value measurements. ASU 2018-13 modifies certain disclosures related to investments measured at net asset value and clarifies that companies are to disclose uncertainties in measurements as of the reporting date. ASU 2018-13 requires additional disclosure related to changes in unrealized gains and losses included in other comprehensive income (loss) for recurring Level 3 fair value measurements as well as the range and weighted average, or other quantitative information that would be a more reasonable and rational method, of significant unobservable inputs used to develop Level 3 fair value measurements. The Company adopted ASU 2018-13 on January 1, 2020 and it did not have a material impact on the Company’s consolidated financial statements.
New Accounting Pronouncements Not Yet Adopted
In December 2019, the FASB issued Accounting Standards Update 2019-12, Income Taxes (ASU 2019-12), which amended the accounting for income taxes. ASU 2019-12 eliminates certain exceptions to the guidance for income taxes related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences as well as simplifying aspects of the accounting for franchise taxes and enacted changes in tax laws or rates and clarifies the accounting for transactions that result in a step-up in the tax basis of goodwill. ASU 2019-12 is effective for annual and interim periods beginning after December 15, 2020. Early adoption is permitted in interim or annual periods for which financial statements have not been made available for issuance. Entities that elect to early adopt the amendments in an interim period should reflect any adjustments as of the beginning of the annual period that includes that interim period. Certain amendments are to be applied prospectively while others are retrospective. The Company adopted ASU 2019-12 on January 1, 2021 and the Company has assessed it will not have a material impact on its consolidated financial statements.

Variable Interest Entity
Variable Interest Entity
The Company reviews each investment and collaboration agreement to determine if it has a variable interest in the entity. In assessing whether the Company has a variable interest in the entity as a whole, the Company considers and makes judgments regarding the purpose and design of entity, the value of the licensed assets to the entity, the value of the entity’s total assets and the significant activities of the entity. If the Company has a variable interest in the entity as a whole, the Company assesses whether or not the Company is a primary beneficiary of that variable interest entity (VIE), based on a number of factors, including: (i) which party has the power to direct the activities that most significantly affect the VIE’s economic performance, (ii) the parties’ contractual rights and responsibilities pursuant to the collaboration agreement, and (iii) which party has the obligation to absorb losses of or the right to receive benefits from the VIE that could be significant to the VIE. If the Company determines that it is the primary beneficiary of a VIE at the onset of the collaboration, the collaboration is treated as a business combination and the Company consolidates the financial statement of the VIE into the Company’s consolidated financial statements. On a quarterly basis, the Company evaluates
whether
it continues to be the primary beneficiary of the consolidated VIE. If the Company determines that it is no longer the primary beneficiary of a consolidated VIE, it deconsolidates the VIE in the period the determination is made.
Assets and liabilities recorded as a result of consolidating financial results of the VIE into the Company’s consolidated balance sheet do not represent additional assets that could be used to satisfy claims against the Company’s general assets or liabilities for which creditors have recourse to the Company’s general assets.

Noncontrolling Interest
Noncontrolling Interest
The Company records noncontrolling interest related to the consolidated VIEs on its consolidated balance sheet. The Company records loss attributable to noncontrolling interest on its consolidated statements of operations, which reflects the VIE’s net loss for the reporting period, adjusted for changes in the noncontrolling interest holders claim to net assets, including contingent milestone and royalty payments, which are evaluated each reporting period.

Deconsolidation and discontinued operations
Deconsolidation and discontinued operations
Upon the occurrence of certain events and on a regular basis, the Company evaluates whether it no longer has a controlling interest in its subsidiaries, including consolidated VIEs. If the Company determines it no longer has a controlling interest, the subsidiary is deconsolidated. The Company records a gain or loss on deconsolidation based on the difference on the deconsolidation date between (i) the aggregate of (a) the fair value of any consideration received, (b) the fair value of any retained noncontrolling investment in the former subsidiary and (c) the carrying amount of any noncontrolling interest in the subsidiary being deconsolidated, less (ii) the carrying amount of the former subsidiary’s assets and liabilities.
The Company assesses whether a deconsolidation is required to be presented as discontinued operations in its consolidated financial statements on the deconsolidation date. This assessment is based on if the deconsolidation represents a strategic shift that has or will have a major effect on the Company’s operations or financial results. If the Company determines that a deconsolidation requires presentation as a discontinued operation on the deconsolidation date, or at any point during the one-year period following such date, it will present the former subsidiary as a discontinued operation for all periods presented.

Effect of foreign currency
Effect of foreign currency
The assets and liabilities of foreign subsidiaries whose functional currency is the local currency are translated into U.S. dollars at rates of exchange in effect at the close of their month end. Equity accounts are translated at their historical rates. Revenues and expenses are translated at the exchange rate on the transaction date. Translation gains and losses are accumulated within accumulated other comprehensive income (loss) as a separate component of members’ equity.
Foreign currency transaction gains and losses are included in other expense on the consolidated statements of operations and comprehensive income (loss). There were gains of $117 for the year ended December 31, 2020, nominal losses for the year ended December 31, 2019, and losses of $234 for the year ended December 31, 2018.

Other comprehensive income (loss)
Other comprehensive income (loss)
Comprehensive income (loss) consists of two components: net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) refers to gains and losses that under U.S. GAAP are recorded as an element of members’ equity and are excluded from net income (loss). The Company’s other comprehensive income (loss) consists of a defined benefit plan adjustment and foreign currency translation adjustments from those subsidiaries not using the U.S. dollar as their functional currency.

Cash and cash equivalents
Cash and cash equivalents
Cash equivalents consist of highly liquid investments with an original maturity of three
months or less at date of purchase. The Company’s cash is primarily held in financial institutions in the United States and the Netherlands. The Company maintains cash balances in the United States in excess of the federally insured limits. The Company did not have restricted cash as of December 31, 2020 and 2019.

Derivatives
Derivatives
The Company uses derivative instruments to manage exposures to interest rates. Derivatives are recorded on the balance sheet at fair value at each balance sheet date and the Company does not designate whether the derivative instrument is an effective hedge. Changes in the fair values of derivative instruments are recognized in the consolidated statements of operations and comprehensive income (loss). The Company has entered, and may in the future enter, into derivative contracts related to its debt. Refer to
Note 5. Financial instruments
for further details regarding the Company’s derivatives.

Fair value
Fair value
The Company records certain assets and liabilities at fair value. Refer to
Note 7. Fair value measurements
for details regarding assets and liabilities measured at fair value. Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy that prioritizes the inputs used to measure fair value is described below. This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. Assets and liabilities are categorized based on the lowest level that is significant to the valuation.
The three levels of inputs used to measure fair value are as follows:

•	Level 1—Quoted prices in active markets for identical assets or liabilities;

•
Level 2—Observable inputs other than quoted prices included within Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data; and

•
Level 3—Unobservable inputs that are supported by little or no market data. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

Revenue recognition
Revenue recognition
Sale of Products
The Company derives revenue primarily from the sale of its (i) osteoarthritic, or OA, joint pain treatment and joint preservation products, which are hyaluronic acid, or HA, viscosupplementation therapies, (ii) Bone Graft Substitutes (BGS) products and (iii) a Minimally Invasive Fracture Treatment product. The Company sells product directly to healthcare institutions, patients, distributors and dealers. The Company also enters arrangements with pharmacy and health benefit managers that provide for negotiated rebates, chargebacks and discounts with respect to the purchase of the Company’s products.
The Company recognizes revenue at a point in time upon transfer of control of the promised product to customers in an amount that reflects the consideration it expects to receive in exchange for those products. The Company excludes taxes collected from customers and remitted to governmental authorities from revenues.
Revenues are recorded at the transaction price, which is determined as the contracted price net of estimates of variable consideration resulting from discounts, rebates, returns, chargebacks, contractual allowances, estimated third-party payer settlements, and certain distribution and administration fees offered in our customer contracts and other indirect customer contracts relating to the sale of our products. The Company establishes reserves for the estimated variable consideration based on the amounts earned or eligible to be claimed on the related sales. Where appropriate, these estimates take into consideration a range of possible outcomes, which are probability-weighted for relevant factors such as the Company’s historical experience, current contractual requirements, specific known market events and trends, industry data and forecasted customer buying and payment patterns. The amount of variable consideration is included in the transaction price only to the extent that it is probable that a significant reversal in the amount of the cumulative revenue recognized will not occur in a future period. The Company regularly reviews all reserves and updates them at the end of each reporting period as needed. There were no adjustments arising from the change in estimates of variable consideration that were significant for the years ended December 31, 2020, 2019 and 2018.
OA Joint Pain Treatment and Joint Preservation
Revenue from customers, such as healthcare providers, distribution centers or specialty pharmacies is recognized at the point in time when control is transferred to the customer, typically upon shipment.
Distributor chargebacks
The Company has preexisting contracts with established rates with many of the distributors’ customers who require the distributors to sell our product at their established rate. The Company offers chargebacks to distributors who supply these customers with our products. The Company reduces revenue at the time of sale for the estimated future chargebacks. The Company records chargeback reserves as a reduction of accounts receivable and base the reserves on the expected value by using probability-weighted estimates of volume of purchases, inventory holdings and historical chargebacks requested for each distributor.
Discounts and gross-to-net deductions
The Company offers retrospective discounts and gross-to-net deductions linked to the volume of purchases which may increase at negotiated thresholds within a contract-buying period. The Company reduces revenue and records the reserve as a reduction to accounts receivable for the estimated discount and rebate at the expected amount the customer will earn, based on historical buying trends and forecasted purchases.
Bone Graft Substitute
Most of the Company’s BGS product sales are through consignment inventory with hospitals, where ownership remains with the Company until the hospital or ambulatory surgical center (ASC) performs a surgery and consumes the consigned inventory. The Company recognizes revenue when the surgery has been performed. Control of the product is not transferred until the customer consumes it, as the Company is able to require the return or transfer of the product to a third-party. An unconditional obligation to pay for the product does not exist until the customer consumes it.
Minimally Invasive Fracture Treatment
The Company recognizes revenue from third-party payers, such as governmental agencies, insurance companies or managed care providers, when the Company transfers control to the patient, typically when the patient has accepted the product or upon delivery. The Company records this revenue at the contracted rate, net of contractual allowances and estimated third-party payer settlements at the time of sale, or an estimated price based on historical data and other available information for non-contracted payers. The Company estimates the contractual allowances using the portfolio approach and based on probability weighting historical data and collections history within those portfolios. The portfolios determined using the portfolio approach consist of the following customer groups: government payers, commercial payers, and patients. The Company recognizes revenue from patients (self-pay and insured patients with coinsurance and deductible responsibilities) based on billed amounts giving effect to any discounts and implicit price concessions. Implicit price concessions represent differences between amounts billed and the amounts the Company expects to collect from patients, which considers historical collection experience and current market conditions.
Settlements with third-party payers for retroactive revenue adjustments due to audits, reviews or investigations are considered variable consideration and are included in the determination of the estimated transaction price using the expected amount method. These settlements are estimated based on the terms of the payment agreement with the payer, correspondence from the payer and historical settlement activity, including an assessment to ensure that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the retroactive adjustment is subsequently resolved. Estimated settlements are adjusted in future periods as adjustments become known (that is, new information becomes available), or as years are settled or are no longer subject to such audits, reviews and investigations. The Company is not aware of any claims, disputes or unsettled matters with any payer that would materially affect revenues for which the Company has not adequately provided for or disclosed in the accompanying consolidated financial statements. Refer to
Note 12. Commitments and contingencies
for further information.
Product returns
The Company estimates the amount of returns and reduces revenue in the period the related product revenue is recognized. The Company records a liability for expected returns based on probability-weighted historical data.

Accounts receivable, net
Accounts receivable, net
Accounts receivable, net are amounts billed and currently due from customers. The Company records the amounts due net of allowance for doubtful accounts. The Company maintains an estimated allowance for doubtful accounts to provide for receivables the Company does not expect to collect. The Company bases the allowance on an assessment of customer creditworthiness, historical payment experience, the age of outstanding receivables and other information as applicable. Collection of the consideration that the Company expects to receive typically occurs within 30 to 90 days of billing. The Company applies the practical expedient for contracts with payment terms of one year or less which does not consider the effects of the time value of money. Occasionally, the Company enters into payment agreements with patients that allow payment terms beyond one year. In those cases, the financing component is not deemed significant to the contract.

Contract assets
Contract assets
Contract assets consist of unbilled amounts resulting from estimated future royalties from an international distributor that exceeds the amount billed. Contract assets totaling $81 and $261 as of December 31, 2020 and 2019, are included in prepaid and other current assets on the consolidated balance sheets, respectively.

Contract liabilities
Contract liabilities
Contract liabilities consist of customer advance payments and deferred revenue. Occasionally for certain international customers, the Company requires payments in advance of shipping product and recognizing revenue resulting in contract liabilities. Contract liabilities were nominal as of December 31, 2020 and 2019 and are included in accrued liabilities on the consolidated balance sheets.

Shipping and handling
Shipping and handling
The Company classifies amounts billed for shipping and handling as a component of net sales. The related shipping and handling fees and costs as well as other distribution costs are included in cost of sales. The
Company has elected to recognize shipping and handling activities that occur after control of the related product transfers to the customer as fulfillment costs and these are included in cost
of sales.

Contract costs
Contract costs
The Company applies the practical expedient of recognizing the incremental costs of obtaining contracts as an expense when incurred as the amortization period of the assets that the Company otherwise would have recognized is one year or less. These incremental costs include the Company’s sales incentive programs for the internal sales force and third-party sales agents as the compensation is commensurate with annual sales activities. These costs are included in selling, general and administrative expense on the consolidated statements of operations and comprehensive income (loss).

Inventory
Inventory
The Company values its inventory at the lower of cost or net realizable value and adjusts for the value of inventory that is estimated to be excess, obsolete or otherwise unmarketable. Cost is determined using the first-in, first-out (FIFO) method. Elements of cost in inventory include raw materials, direct labor, manufacturing overhead and inbound freight. The Company records allowances for excess and obsolete inventory based on historical and estimated future demand and market conditions.

Business combinations
Business combinations
Accounting for acquisitions requires the Company to recognize separately from goodwill assets acquired and the liabilities assumed at their acquisition date fair values. Goodwill as of the acquisition date is measured as the excess of consideration transferred over the net of the acquisition date fair values of the assets acquired and the liabilities assumed. While best estimates and assumptions are used to accurately value assets acquired and liabilities assumed at the acquisition date, as well as contingent consideration where applicable, estimates are inherently uncertain and subject to refinement. During the measurement period, which may be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with a corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to our consolidated statements of operations and comprehensive income (loss). Subsequent changes in the estimated fair value of contingent considerat
ion are recognized in earnings in the period of change.

Property and equipment
Long-lived assets
Property and equipment
Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization expense are recognized using the straight-line method over the estimated useful life of each asset, or the shorter of the lease term or useful life if related to leasehold improvements. The useful lives in years are as follows:

Computer software and hardware	3-5
Leasehold improvements	7
Machinery and equipment	7
Furniture and fixtures	7

Goodwill and intangible assets
Goodwill and intangible assets
Fini
te-lived intangible assets were initially recorded at fair value upon acquisition and are amortized using the straight-line method over their estimated useful lives in years are as follows:

Weighted Average Useful Life
Intellectual property	17.3
Distribution rights	12.7
Customer relationships	10.0
Developed technology	8.3
Goodwill is not amortized but is evaluated for impairment annually or more frequently if events or changes in circumstances indicate that goodwill might be impaired. The Company reviews goodwill for impairment by applying a quantitative impairment analysis where the fair value of the reporting unit is compared with the carrying value, including goodwill. The Company determines the fair value of each reporting unit based on an income approach. The value of each reporting unit is determined on a stand-alone basis from the perspective of a market participant and represents the price estimated to be received in a sale of the reporting unit in an orderly transaction between market participants at the measurement date. The Company performs its annual goodwill impairment test on October 31st. If the fair value of the reporting unit is less than its carrying value, the Company will recognize the difference as an impairment loss, which is limited to the amount of goodwill allocated to the reporting units. There were no goodwill impairment charges for the years ended December 31, 2020, 2019 and 2018.

Software development costs
Software development costs
The Company capitalizes internal and external costs incurred to develop internal-use software during the application development stage for software design, configuration, coding and testing upon placing the asset in service and then amortizes these costs on a straight-line basis over the estimated useful life of the product, not to exceed three years. The Company does not capitalize costs that are precluded from capitalization in authoritative guidance, such as preliminary project phase costs, training costs or data conversion costs. Capitalized software costs totaled $17,653 and $14,119 as of December 31, 2020 and 2019 and the related accumulated amortization totaled $13,264 and $12,184, respectively. Amortization expense was $1,184, $1,138 and $1,204 for the years ended December 31, 2020, 2019 and 2018, respectively.
The carrying values of property, equipment, intangible assets as well as other long-lived and indefinite lived assets are reviewed for recoverability if the facts and circumstances suggest that a potential impairment may have occurred. If this review indicates that carrying values may not be recoverable the Company will perform an assessment to determine if an impairment charge is required to reduce carrying values to estimated fair value. If quoted market prices are not available, the Company estimates fair value using an undiscounted value of estimated future cash flows. During 2018, the Company determined that it would no longer sell a specific BGS product and as a result, an intangible asset related to this product was fully written off and the Company recognized impairment charges of $489 for the year ended December 31, 2018, which is included in the consolidated statements of operations and comprehensive income (loss). Upon retirement or sale of property and equipment, the cost of assets disposed of and the related accumulated depreciation and amortization are removed from the accounts, and any resulting gain or loss is included in income from operations.
There were no events, facts or circumstances for the years ended December 31, 2020, 2019 and 2018 that resulted in any impairment charges to the Company’s property, equipment, intangible or other long-lived assets.

Acquired in-process research and development
Acquired in-process research and development
The fair value of in-process research and development (IPR&D) assets acquired in a business combination are capitalized and accounted for as indefinite-lived intangible assets and are not amortized until development is completed and the product is available for sale. Once the product is available for sale, the asset is transferred to developed technology and amortized over its estimated useful life. Impairment tests for IPR&D assets occur at least annually in December, or more frequently if events or changes in circumstances indicate that the asset might be impaired. If the fair value of the intangible assets is less than the carrying amount, an impairment loss is recognized for the difference. There were no events, facts or circumstances for the years ended December 31, 2020, 2019 and 2018 that resulted in any impairment charges to the Company’s IPR&D.

Deferred Offering Costs
Deferred Offering Costs
Deferred offering costs, consisting of legal, accounting, filing and other fees related to the initial public offering, are capitalized. The deferred offering costs will be offset against proceeds from the initial public offering upon the effectiveness of the initial public offering. In the event the initial public offering is terminated, all capitalized deferred offering costs would be expensed. Deferred offering costs capitalized totaled $2,187 as of December 31, 2020 and there were there were no deferred offering costs capitalized as of December 31, 2019.

Concentration of risk
Concentration of risk
The Company provides credit, in the normal course of business, to its customers. The Company does not require collateral or other securities to support customer receivables. Credit losses are provided for through allowances and have historically been materially within management’s estimates.
Certain suppliers provide the Company with product that results in a significant percentage of total sales for the years ended December 31 as follows:

	2020	2019	2018
Supplier A	26%	20%	12%
Supplier B	17%	19%	17%
Supplier C	10%	15%	20%
Accounts payable to these significant suppliers at December 31 were as follows:

	2020	2019
Supplier A	$2,983	$3,586
Supplier B	$471	$697
Supplier C	$1,000	$360
Certain products provide the Company with a significant percentage of total sales for the years ended December 31 as follows:

	2020	2019	2018
Product A	27%	30%	38%
Product B	26%	20%	12%
Product C	17%	19%	17%
Product D	10%	15%	20%

Restructuring costs
Restructuring costs
The Company has restructured portions of its operations and future restructuring activities are possible. Identifying and calculating the cost to exit these operations requires certain assumptions to be made, the most significant of which are anticipated future liabilities. Although estimates have been reasonably accurate in the past, significant judgment is required, and these estimates and assumptions may change as additional information becomes available and facts or circumstances change. Restructuring costs are recorded at estimated fair value. Key assumptions in determining the restructuring costs include negotiated terms and payments to terminate contractual obligations.

Profits interest compensation
Profits interest compensation
The Company measures profits interest compensation cost at the grant date based on the fair value of the award and recognizes this cost as compensation expense over the required or estimated service period for awards expected to vest. Certain awards are liability-classified, which require they be remeasured at each reporting date. Compensation expense is included in Selling, general and administrative expense and Research and development expense on the consolidated statement of operations and comprehensive income (loss) based upon the classification of the employees who were granted the awards.

Advertising costs
Advertising costs
Advertising costs include costs incurred to promote the Company’s business and are expensed as incurred. Advertising costs were $2,769, $2,351 and $2,916 for the years ended December 31, 2020, 2019 and 2018, respectively.

Research and development expense
Research and development expense
Research and development expense consist primarily of employee compensation and related expenses as well as contract research organization services. Internal research and development costs are expensed as incurred. Research and development costs incurred by third parties are expensed as the contracted work is performed.

Collaborative agreements
Collaborative agreements
The Company periodically enters into strategic alliance agreements with counterparties to produce products and/or provide services to customers. Alliances created by such agreements are not legal entities, have no employees, no assets and have no true operations. These arrangements create contractual rights and we account for these alliances as a collaborative arrangement by reporting costs incurred from transactions within research and development expense in our consolidated statements of operations.

Contingencies
Contingencies
The Company records a liability in the consolidated financial statements on an undiscounted basis for loss contingencies when a loss is known or considered probable and the amount may be reasonably estimated. If the reasonable estimate of known or probable loss is a range, and no amount within the range is a better estimate than any other, the minimum amount of the range is accrued. If a loss is reasonably possible but not known or probable, and may be reasonably estimated, the estimated loss or range of loss is disclosed. Legal fees expected to be incurred in connection with a loss contingency are not included in the estimated loss contingency. The Company accrues for any legal costs as they are incurred.

Income taxes
Income taxes
The Company is treated as a partnership for U.S. tax purposes. Accordingly, the profits and losses are passed through to the members and included in their income tax returns. The Company has been required to make tax distributions to its members in an amount equal to 40% of the members’ taxable income attributable to their ownership. The tax rate applied for purposes of this distribution may be changed only by approval of the Company’s Board of Managers.
Certain wholly owned subsidiaries of the Company are taxable entities for U.S. or foreign tax purposes and file tax returns in their local jurisdictions. Income tax expense includes U.S. federal, state and international income taxes. Certain items of income and expense are not reported in income tax returns and financial statements in the same year. The income tax effects of these differences are reported as deferred income taxes. Valuation allowances are provided to reduce the related deferred tax assets to an amount which will, more likely than not, be realized.
The Company recognizes a tax benefit from any uncertain tax positions only if they are more likely than not to be sustained upon examination based on the technical merits of the position. The amount of the accrual for which an exposure exists is measured as the largest amount of benefit determined on a cumulative probability basis that the Company believes is more likely than not to be realized upon ultimate settlement of the position. Components of the reserve, if relevant, are classified as a current or noncurrent liability in the consolidated balance sheet based on when the Company expects each of the items to be settled. Interest and penalties related to unrecognized tax benefits are recognized as a component of income tax expense.

Net income (loss) per common unit
Net income (loss) per common unit
Basic income (loss) per common unit is determined by dividing the net income (loss) allocable to common unit holders by the weighted average number of common units outstanding during the periods presented. Diluted loss per common unit is computed by dividing the net income (loss) allocable to common unit holders on an “if converted” basis by the weighted average number of actual common units outstanding and, when dilutive, the unit equivalents that would arise from the assumed conversion of convertible instruments, if any.

Subsequent Events		Subsequent Events The Company has considered the effects of subsequent events through March 26, 2021, the date the Company’s consolidated financial statements were issued.